TRANSACTIONS WITH RELATED PARTIES (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Related party balances		$ 206	$ 257
Long-term loan from related parties		444	479
Related party balances [Member]
Related Party Transaction [Line Items]
Related party balances	[1]	206	257
Other loans [Member]
Related Party Transaction [Line Items]
Long-term loan from related parties	[2]	$ 444	$ 479

[1]	Related to the above mentioned agreements with related party.
[2]	Related to the shareholders loan in Lioli.